Summary of Changes in Estimated Reserves of Oil and Natural Gas Wells (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012 Mcfe	Dec. 31, 2011 Mcfe		Dec. 31, 2010 Mcfe
Reserve Quantities [Line Items]
Revisions, Mcf Equivalents	75,027,665	22,880,682	[1]	(15,763,931)
Illinois Basin
Reserve Quantities [Line Items]
Revisions, Oil and NGLs		120,900
Revisions, Mcf Equivalents		725,400

[1]	Revisions includes 120.9 MBbls and 725.4 MMcfe related to our successful ASP pilot in the Illinois Basin.